Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights, Net
Amortization expense for land use rights	¥ 5,304	¥ 5,304	¥ 5,304